Document and Entity Information	Jun. 29, 2020
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000020520
Document Type	8-K
Document Period End Date	Jun. 29, 2020
Entity Registrant Name	Frontier Communications Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	001-11001
Entity Tax Identification Number	06-0619596
Entity Address, Address Line One	401 Merritt 7
Entity Address, City or Town	Norwalk
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06851
City Area Code	203
Local Phone Number	614-5600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NONE
Title of 12(b) Security	Common Stock, $0.25 par value (1)
Trading Symbol	FTRCQ
Preferred Stock [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NONE
Title of 12(b) Security	Preferred Stock Purchase Rights
No Trading Symbol Flag	true